Accruals, deferred income and other liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accruals, deferred income and other liabilities

26	Accruals, deferred income and other liabilities

		2018	2017
	Footnotes	$m	$m
Accruals and deferred income		11,296	11,521
Settlement accounts	1	13,022	N/A
Cash collateral and margin payables	1	41,044	N/A
Endorsements and acceptances		9,633	9,746
Employee benefit liabilities (Note 6)		2,167	2,152
Liabilities of disposal groups held for sale		313	1,286
Other liabilities		19,905	21,202
At 31 Dec		97,380	45,907

1
Settlement accounts, cash collateral and margin payables were reclassified from ‘Trading liabilities’, ‘Deposits by banks’ and ‘Customer accounts’ to ‘Other liabilities’ on 1 January 2018. This reclassification is to better reflect the nature of these balances and ensure consistency of presentation. Comparative data was not restated as the reclassification is not significant in the context of other changes to the balance sheet resulting from the adoption of IFRS 9. See Note 37 for further details.

Accruals, deferred income and other liabilities include $87,390m (2017: $34,048m) of financial liabilities, the majority of which are measured at amortised cost.